UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22380
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report June 30, 2010

EATON VANCE TAX-ADVANTAGED BOND AND OPTION STRATEGIES FUND

IMPORTANT NOTICES

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay quarterly cash distributions equal to $0.425 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Please refer to the inside back cover of this report for an important notice about the privacy policies adopted by the Eaton Vance organization.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010
INVESTMENT UPDATE
The Fund
•	Eaton Vance Tax-Advantaged Bond and Option Strategies Fund is a newly launched closed-end fund that trades on the New York Stock Exchange (NYSE) under the symbol “EXD.” The Fund commenced operations on June 29, 2010, and as of the June 30, 2010, period end, the Fund was not fully invested. During the abbreviated period from its commencement of operations through June 30, 2010, the Fund produced a 0.00% return at net asset value (NAV). As of June 30, 2010, the Fund’s shares at market price traded at a 4.7% premium to NAV.

•	The Fund’s investment objective is to provide tax-advantaged current income and gains. The Fund uses a tax-advantaged, short-term, high-quality bond strategy (the Bond Strategy) and a rules-based option overlay strategy (the Option Overlay Strategy) to pursue its investment objective. By combining these two strategies, the Fund seeks to provide investors with a portfolio that will generate attractive after-tax returns with low volatility and low correlation to stock and long-duration fixed-income market returns. Under normal market conditions, the Fund will invest at least 80% of its net assets in the Bond Strategy and will apply the Option Overlay Strategy to at least 80% of net assets.

•	Since index returns are only available for a full month period, a comparison to the Fund’s return is not included for this period. Going forward the Fund will compare its performance with the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index[1], a subset of the BofA Merrill Lynch U.S. Treasury Bill Index that tracks the performance of Treasury bills issued in the U.S. domestic market, including those with a remaining term to final maturity of less than 3 months.

•	James H. Evans, CFA, Kenneth Everding and Jonathan Orseck are the Fund’s portfolio managers. Mr. Evans, vice president of Eaton Vance Management, is responsible for structuring and managing the Bond Strategy. Mr. Everding and Mr. Orseck, managing directors of Parametric Risk Advisors LLC, are responsible for the day-to-day management of the Option Overlay Strategy.

[1]	It is not possible to invest directly in an Index.
Fund Statistics1

• Number of Issues:	12
• Average Maturity:	3.14	years
• Average Effective Maturity:	3.14	years
• Duration to Worst:	2.60	years
• Average Dollar Price:	$105.95

[1]	Fund statistics do not reflect the Fund’s written or purchased option positions and exclude cash equivalents at 6/30/10.
Rating Distribution2
By total investments

[2]	As a percentage of the Portfolio’s total investments as of 6/30/10. Rating distribution does not reflect the Fund’s written or purchased option positions and excludes cash equivalents at 6/30/10. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Past performance is no guarantee of future results. Rating distribution does not reflect the Fund’s written or purchased option positions and excludes cash equivalents at 6/30/10. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through borrowings and/or other permitted methods. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active investment management.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 39.1%

Principal
Amount
(000’s omitted)	Security	Value

Education — 1.4%

$2,395	Alabama Public School and College Authority, 5.00%, 12/1/17	$2,747,808

		$2,747,808

General Obligations — 16.4%

$2,900	Alexandria, VA, 4.00%, 7/1/13(1)	$3,176,167
3,700	Alexandria, VA, 4.00%, 7/1/16(1)	4,142,187
5,620	Beaufort County, SC, School District, 5.00%, 3/1/19	6,612,492
8,000	Massachusetts, 5.25%, 8/1/21	9,522,720
3,765	Massachusetts, 5.50%, 10/1/15	4,453,920
2,870	Richardson, TX, 5.00%, 2/15/18(1)	3,336,891

		$31,244,377

Special Tax Revenue — 4.5%

$7,415	New York State Urban Development Corp, 5.00%, 12/15/17	$8,639,513

		$8,639,513

Transportation — 12.0%

$20,000	New York State Thruway Authority, 5.00%, 4/1/18	$22,998,400

		$22,998,400

Water and Sewer — 4.8%

$8,000	California Department of Water Resources, 5.00%, 5/1/19	$9,098,400

		$9,098,400

Total Tax-Exempt Municipal Securities
(identified cost $74,304,445)		$74,728,498

Call Options Purchased — 0.0%(2)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index FLEX	318	$1,145	7/27/10	$30,846

Total Call Options Purchased
(identified cost $41,942)				$30,846

Put Options Purchased — 0.1%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index FLEX	318	$890	7/27/10	$140,874

Total Put Options Purchased
(identified cost $159,602)				$140,874

Short-Term Investments — 100.0%
U.S. Government Agency Obligations — 10.4%

Principal
Amount
(000’s omitted)	Security	Value

$20,000	Federal Home Loan Bank Discount Note, 0.40%, 6/27/11	$19,919,778

Total U.S. Government Agency Obligations
(identified cost $19,919,778)		$19,919,778

U.S. Treasury Obligations — 52.3%

Interest
(000’s omitted)	Description	Value

$100,000	U.S.Treasury Bill, 0.023%, 7/8/10	$99,999,611

Total U.S. Treasury Obligations
(identified cost $99,999,611)		$99,999,611

Other Securities — 37.3%

Principal
Amount
(000’s omitted)	Security	Value

$71,181	Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)	$71,180,889

Total Other Securities
(identified cost $71,180,889)		$71,180,889

Total Short-Term Investments
(identified cost $191,100,278)		$191,100,278

Total Investments — 139.2%
(identified cost $265,606,267)		$266,000,496

See notes to financial statements

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Call Options Written — (0.1)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index FLEX	318	$1,095	7/27/10	$(226,734)

Total Call Options Written
(premiums received $288,778)				$(226,734)

Put Options Written — (0.2)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index FLEX	318	$940	7/27/10	$(306,870)

Total Put Options Written
(premiums received $269,697)				$(306,870)

Other Assets, Less Liabilities — (38.9)%				$(74,360,230)

Net Assets — 100.0%				$191,106,662

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX - FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010.

See notes to financial statements

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $194,425,378)	$194,819,607
Affiliated investment, at value (identified cost, $71,180,889)	71,180,889
Interest receivable	625,892
Interest receivable from affiliated investment	442
Receivable for investments sold	617,959

Total assets	$267,244,789

Liabilities

Written options outstanding, at value (premiums received, $558,475)	$533,604
Payable for investments purchased	64,523,948
Payable for when-issued securities	10,665,874
Payable to affiliates:
Investment adviser and administration fee	13,075
Accrued expenses	401,626

Total liabilities	$76,138,127

Net Assets	$191,106,662

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 10,005,000 shares issued and outstanding	$100,050
Additional paid-in capital	190,599,950
Accumulated net realized gain	1,543
Accumulated net investment loss	(13,981)
Net unrealized appreciation	419,100

Net Assets	$191,106,662

Common Shares Outstanding

10,005,000

Net Asset Value

Net assets ÷ common shares issued and outstanding	$19.10

Statement of Operations

For the Period Ended
June 30, 2010(1)

Investment Income

Interest	$278
Interest income allocated from affiliated investment	459
Expenses allocated from affiliated investment	(17)

Total investment income	$720

Expenses

Investment adviser and administration fee	$13,075
Custodian fee	600
Transfer and dividend disbursing agent fees	70
Legal and accounting services	304
Printing and postage	400
Miscellaneous	252

Total expenses	$14,701

Net investment loss	$(13,981)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,543

Net realized gain	$1,543

Change in unrealized appreciation (depreciation) —
Investments	$394,229
Written options	24,871

Net change in unrealized appreciation (depreciation)	$419,100

Net realized and unrealized gain	$420,643

Net increase in net assets from operations	$406,662

(1)	For the period from the start of business, June 29, 2010, to June 30, 2010.

See notes to financial statements

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Period Ended
Increase (Decrease)	June 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment loss	$(13,981)
Net realized gain from investment transactions	1,543
Net change in unrealized appreciation (depreciation) from investments and written options	419,100

Net increase in net assets from operations	$406,662

Capital share transactions —
Proceeds from sale of shares(2)	$191,000,000
Offering costs	(400,000)

Net increase in net assets from capital share transactions	$190,600,000

Net increase in net assets	$191,006,662

Net Assets

At beginning of period	$100,000

At end of period	$191,106,662

Accumulated net investment loss

At end of period	$(13,981)

(1)	For the period from the start of business, June 29, 2010, to June 30, 2010.

(2)	Proceeds from sale of shares are net of sales load paid of $9,000,000.

See notes to financial statements

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Period Ended
	June 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$19.100	(2)

Income (Loss) From Operations

Net investment loss(3)	$(0.001)
Net realized and unrealized gain	0.041

Total income from operations	$0.040

Offering costs charged to paid-in capital(3)	$(0.040)

Net asset value — End of period	$19.100

Market value — End of period	$20.000

Total Investment Return on Net Asset Value(4)	0.00	%(5)(6)

Total Investment Return on Market Value(4)	4.71	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$191,107
Ratios (as a percentage of average daily net assets):
Expenses	1.41	%(7)
Net investment loss	(1.34	)%(7)
Portfolio Turnover	0	%(5)(8)

(1)	For the period from the start of business, June 29, 2010, to June 30, 2010.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value.

(5)	Not annualized.

(6)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported.

(7)	Annualized.

(8)	Amount is less than 1%.

See notes to financial statements

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The trust was organized on January 14, 2010 and remained inactive until June 29, 2010, except for matters related to its organization and sale of initial shares of $100,000. The Fund’s investment objective is to provide tax-advantaged current income and gains. The Fund uses a tax-advantaged short-term, high quality bond strategy and a rules-based option overlay strategy to pursue its investment objective. By combining these two strategies, the Fund seeks to provide investors with a portfolio that will generate attractive after-tax returns with low volatility and low correlation to stock and long-duration fixed income market returns.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time, as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities and indices) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the time until option expiration. FLexible EXchange traded options traded at the Chicago Board Options Exchange and cleared by the Options Clearing Corporation (“OCC”) are valued by the OCC. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from June 29, 2010 to June 30, 2010 remains subject to examination by the Internal Revenue Service. The Fund has a tax year end of August 31, 2010.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Organization and Offering Costs — Organization costs paid in connection with the organization of the Fund were borne directly by EVM, the Fund’s investment adviser.

EVM agreed to pay all offering costs (other than sales loads) that exceed $0.04 per common share. Costs incurred by the Fund in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — The Fund generally intends to sell exchange traded options on the S&P 500 Index which are cash settled instruments. Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may appreciate or depreciate during the term of the option and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — The Fund generally intends to purchase exchange traded options on the S&P 500 Index which are cash settled instruments. Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund either exercises an option or enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the settlement proceeds received for the exercise of the option or the sales proceeds from the closing sale transaction are greater or less than the cost of the option. The risk associated with purchasing options is limited to the premium originally paid.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.25% of the Fund’s average daily net assets up to and including $1.5 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the period from the start of business, June 29, 2010, to June 30, 2010, the investment adviser and administration fee amounted to $13,075 or 1.25% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Risk Advisors LLC (PRA). PRA is a subsidiary of Parametric Portfolio Associates LLC, which is an affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, June 29, 2010, to June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $74,362,052 and $59,150, respectively, for the period from the start of business, June 29, 2010, to June 30, 2010.

5   Common Shares of Beneficial Interest

Transactions in common shares were as follows:

Period Ended
June 30, 2010
(Unaudited)(1)

Sales (initial public offering)	10,000,000

Net increase	10,000,000

(1)	For the period from the start of business, June 29, 2010, to June 30, 2010.

The Fund may issue common shares pursuant to its dividend reinvestment plan although no shares were issued under the plan in the period.

6   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$265,606,267

Gross unrealized appreciation	$424,053
Gross unrealized depreciation	(29,824)

Net unrealized appreciation	$394,229

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call and put options at June 30, 2010 is included in the Portfolio of Investments.

Written call and put options activity for the period from the start of business, June 29, 2010, to June 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	636	558,475

Outstanding, end of period	636	$558,475

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investments objectives. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2010 was as follows:

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Purchased Options	$171,720	$—
Written Options	$—	$(533,604)

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period from the start of business, June 29, 2010, to June 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income	Income(1)

Purchased Options	$—	$(29,824)
Written Options	$—	$24,871

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding for the period from the start of business, June 29, 2010, to June 30, 2010, which is indicative of the volume of this derivative type, was 636 contracts.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Municipal Securities	$—	$74,728,498	$—	$74,728,498
Call Options Purchased	—	30,846	—	30,846
Put Options Purchased	—	140,874	—	140,874
Short-Term Investments	—	191,100,278	—	191,100,278

Total Investments	$—	$266,000,496	$—	$266,000,496

Liability Description

Call Options Written	$—	$(226,734)	$—	$(226,734)
Put Options Written	—	(306,870)	—	(306,870)

Total	$—	$(533,604)	$—	$(533,604)

9   Subsequent Event

On August 6, 2010, the Fund sold an additional 549,000 common shares at an offering price of $20 per share in connection with the exercise by the underwriters of the over-allotment option and received proceeds, net of the sales load, of $10,485,900.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (the Shares) of the Fund unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust’s transfer agent, American Stock Transfer & Trust Company (AST), or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, AST, at 1-866-439-6787.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of June 30, 2010, our records indicate that there are 2 registered shareholders and approximately 5,842 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol
The New York Stock Exchange symbol is EXD.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

CONSIDERATIONS RELATING TO APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Tax-Advantaged Bond and Option Strategies Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-Adviser”). The Board reviewed information furnished with respect to the Fund at its February 8, 2010 and April 26, 2010 meetings as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-Adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-Adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-Adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator) and the Sub-Adviser; and
•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement of the Fund.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

CONSIDERATIONS RELATING TO APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and the sub-advisory agreement with the Adviser and Sub-Adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board considered the Adviser’s and the Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. The Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and whose responsibilities may include supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies, as well as investing in stocks and trading options on various indices, including the S&P 500 Index. The Board specifically noted the Adviser’s experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-Adviser, the Board considered the Sub-Adviser’s business reputation and its options strategy and its past experience in implementing such strategy. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-Adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser, the Sub-Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized with and without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

CONSIDERATIONS RELATING TO APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT’D

services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to share such benefits equitably.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

OFFICERS AND TRUSTEES

Officers
Payson F. Swaffield
President

Brad Berggren
Vice President

James H. Evans
Vice President

Kenneth Everding
Vice President

Jonathan Orseck
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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IMPORTANT NOTICE ABOUT PRIVACY

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Investment Adviser and Administrator of
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
Two International Place
Boston, MA 02110

4583-8/10	CE-EXDSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	August 6, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 6, 2010

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	August 6, 2010